Borrowings (Details) - Schedule of Maturity and Current Value of Obligations for Right-of-Use Liabilities - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Borrowings (Details) - Schedule of Maturity and Current Value of Obligations for Right-of-Use Liabilities [Line Items]
Total	S/ 50,039	S/ 74,279
Future financial charges	(7,477)	(15,194)
Present value of the lease liability for right-of-use asset obligations	42,562	59,085
Up To 1 Year [Member]
Borrowings (Details) - Schedule of Maturity and Current Value of Obligations for Right-of-Use Liabilities [Line Items]
Total	17,754	19,075
From 1 to 5 Years [Member]
Borrowings (Details) - Schedule of Maturity and Current Value of Obligations for Right-of-Use Liabilities [Line Items]
Total	32,212	55,092
Over five years [Member]
Borrowings (Details) - Schedule of Maturity and Current Value of Obligations for Right-of-Use Liabilities [Line Items]
Total	S/ 73	S/ 112